Consolidated Statements of Changes in Stockholders' Equity - USD ($) $ in Millions	Total	Cumulative Effect Period Of Adoption Adjustment [Member]	Parent [Member]	Parent [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Common Stock [Member]	Additional Paid In Capital [Member]	Retained Earnings [Member]	Retained Earnings [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Accumulated Other Comprehensive Loss [Member]	Accumulated Other Comprehensive Loss [Member] Cumulative Effect Period Of Adoption Adjustment [Member]	Treasury Stock [Member]	Noncontrolling Interest [Member]	Noncontrolling Interest [Member] Cumulative Effect Period Of Adoption Adjustment [Member]
Balance at Dec. 31, 2017	$ 15,349	$ (201)	$ 14,819	$ (201)	$ 188	$ 29	$ 19,594	$ (192)	$ (4,345)	$ (9)	$ (647)	$ 530
Comprehensive income:
Net income	2,298		2,173				2,173					125
Foreign currency translation adjustments, net of tax	(646)		(631)						(631)			(15)
Effect of change in fair value of available-for-sale securities, net of tax	(3)		(3)						(3)
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(295)		(295)						(295)
Change in derivatives qualifying as cash flow hedges, net of tax	(28)		(28)						(28)
Total comprehensive income	1,326		1,216									110
Changes in noncontrolling interests	(23)		(4)			(4)						(19)
Noncontrolling interests recognized in connection with business combination	107		0									107
Dividends to noncontrolling shareholders	(146)		0									(146)
Dividends paid to shareholders	(1,736)		(1,736)				(1,736)
Share-based payment arrangements	60		60			60
Purchase of treasury stock	(249)		(249)								(249)
Delivery of shares	42		42			(35)					77
Call options	5		5			5
Balance at Dec. 31, 2018	14,534	0	13,952	0	188	56	19,839	36	(5,311)	$ (36)	(820)	582
Comprehensive income:
Net income	1,528		1,439				1,439					89
Foreign currency translation adjustments, net of tax	(132)		(126)						(126)			(6)
Effect of change in fair value of available-for-sale securities, net of tax	14		14						14
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	(142)		(142)						(142)
Change in derivatives qualifying as cash flow hedges, net of tax	11		11						11
Total comprehensive income	1,279		1,196									83
Changes in noncontrolling interests	(5)		(17)			(17)						12
Fair value adjustment to noncontrolling interests recognized in business combinations	(44)		0									(44)
Changes in noncontrolling interests in connection with divestments	(55)		0									(55)
Dividends to noncontrolling shareholders	(122)		0									(122)
Dividends paid to shareholders	(1,675)		(1,675)				(1,675)
Share-based payment arrangements	55		55			55
Delivery of shares	10		10			(24)					34
Call options	4		4			4
Balance at Dec. 31, 2019	13,980	$ (91)	13,526	$ (82)	188	73	19,640	$ (82)	(5,590)		(785)	454	$ (9)
Comprehensive income:
Net income	5,205		5,146				5,146					59
Foreign currency translation adjustments, net of tax	1,017		990						990			27
Effect of change in fair value of available-for-sale securities, net of tax	7		7						7
Unrecognized income (expense) related to pensions and other postretirement plans, net of tax	589		589						589
Change in derivatives qualifying as cash flow hedges, net of tax	2		2						2
Total comprehensive income	6,820		6,734									86
Changes in noncontrolling interests	3		(16)			(16)						19
Changes in noncontrolling interests in connection with divestments	(138)		0									(138)
Dividends to noncontrolling shareholders	(98)		0									(98)
Dividends paid to shareholders	(1,758)		(1,758)				(1,758)
Share-based payment arrangements	54		54			54
Purchase of treasury stock	(3,181)		(3,181)								(3,181)
Delivery of shares	412		412			(24)					436
Other	(3)		(3)			(3)
Balance at Dec. 31, 2020	$ 15,999		$ 15,685		$ 188	$ 83	$ 22,946		$ (4,002)		$ (3,530)	$ 314